SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 554,287	$ 554,287	$ 179,747
Accumulated depreciation and amortization	(341,783)	(326,398)	(169,949)
Net	212,504	227,889	9,798
Software [Member]
Property, Plant and Equipment [Line Items]
Total	99,025	99,025	99,025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	60,974	60,974	60,974
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	948	948	948
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	393,340	393,340	$ 18,800
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total